Trade and other payables (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Trade and other payables
Trade payable	$ 560,870	$ 590,495
Sales taxes payable	34,076
Government remittances	46,030	7,706
Salaries and vacation payable	207,078	41,636
Trade and other payables	$ 848,054	$ 639,837